EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Key management personnel remuneration [abstract]
- Board fees paid	R 7.6	R 7.8	R 7.6
- Salaries paid	82.0	82.5	75.5
- Short term incentives relating to this cycle	83.8	84.1	73.8
- Market value of long-term incentives vested and transferred	31.1	40.1	0.0
- Long term incentives paid during the cycle	0.0	0.0	183.3
Total short term compensation	R 204.5	R 214.5	R 340.2